CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 29,702	$ 29,702
Intangible assets	138,345	111,797
Property, plant and equipment	501,396	486,247
Other financial assets	19,792	14,186
Deferred tax assets	8,760	7,136
Receivables from related parties	1,658	1,600
Other non-current assets	22,156	18,218
Restricted cash and cash equivalents.		2,133
Total non-current assets	721,809	671,019
Current assets
Inventories	383,841	500,080
Trade and other receivables	310,243	425,474
Receivables from related parties	2,772	2,675
Current income tax assets	15,977	6,104
Other financial assets	2	3
Other current assets	186,477	30,608
Assets and disposal groups classified as held for sale		1,067
Restricted cash and cash equivalents	1,179	2,875
Cash and cash equivalents	136,470	317,935
Total current assets	1,036,961	1,286,821
Total assets	1,758,770	1,957,840
Equity.
Share capital	1,962	1,962
Share Premium	86,220	86,220
Reserves	800,662	353,454
Translation differences	(231,799)	(242,623)
Valuation adjustments	8,354	10,735
Result attributable to the Parent	82,662	440,314
Equity attributable to owners of parent	748,061	650,062
Non-controlling interests	121,825	106,751
Total equity	869,886	756,813
Non-current liabilities
Deferred income	26,980	3,842
Provisions	19,970	22,124
Provisions for pensions	29,805	25,546
Bank borrowings	14,913	15,774
Lease liabilities	20,304	12,942
Debt instruments	149,015	330,655
Other financial liabilities	65,231	38,279
Other obligations	35,883	37,502
Other non-current liabilities	199	12
Deferred tax liabilities	32,582	35,854
Total non-current liabilities	394,882	522,530
Current liabilities
Provisions	122,757	145,327
Provisions for pensions	169	180
Bank borrowings	31,635	62,059
Lease liabilities	8,083	8,929
Debt instruments	5,765	12,787
Other financial liabilities	16,052	60,382
Payables to related parties	2,429	1,790
Trade and other payables	183,375	219,666
Current income tax liabilities	8,351	53,234
Other obligations	14,183	9,580
Other current liabilities	101,203	104,563
Total current liabilities	494,002	678,497
Total equity and liabilities	$ 1,758,770	$ 1,957,840